NOTE 19 - COMMITMENTS AND CONTINGENCIES (Detail) (USD $)	0 Months Ended		12 Months Ended			0 Months Ended			3 Months Ended	1 Months Ended	0 Months Ended						1 Months Ended
	Oct. 17, 2014	Jul. 23, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 17, 2013	Jul. 22, 2014	May 08, 2014	Sep. 30, 2014	Jul. 31, 2014 Agreement	Jun. 05, 2014	Oct. 16, 2014	May 22, 2013	Jul. 01, 2014	Aug. 01, 2011	Oct. 13, 2014	Oct. 31, 2014	Jan. 31, 2015	Mar. 12, 2013	Mar. 31, 2013
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense			$ 204,726	$ 139,330	$ 124,727
Payments to Acquire Real Estate	50,000		399,594	0	0
Real Estate, Purchase Price			2,120,000
Escrow Deposit			400,476	0
Employment Agreement, Term		2 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		Under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant.
Investment Owned, at Cost			0	1,200,000
Vaporfection International Inc. [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Minimum Rentals						1,981
Lessee Leasing Arrangements, Operating Leases, Term of Contract						1 year
MedVend Holdings LLC [Member]
Commitments And Contingencies [Line Items]
Equity Method Investment, Ownership Percentage																			50.00%
Investment Owned, at Cost																			4,100,000
Land and Building [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Minimum Rentals							20,000	7,400
Lessee Leasing Arrangements, Operating Leases, Term of Contract							5 years	5 years
Security Deposit							30,000
Real Estate, Purchase Price									399,594
Notes Issued									249,000
Potential Real Estate Purcahse Foreclosed Upon [Member] | Land and Building [Member]
Commitments And Contingencies [Line Items]
Number of Real Estate Purchase Agreements										1
Proceeds from Other Deposits										10,000
Affiliated Entity [Member]
Commitments And Contingencies [Line Items]
Escrow Deposit	190,400
Affiliated Entity [Member] | MedVend Holdings LLC [Member]
Commitments And Contingencies [Line Items]
Claims damages			500,000
Stock Repurchased During Period, Shares (in Shares)											30,000
Investment Owned, at Cost													4,100,000
Legal fees accrued			500,000
Plaintiff past due balance			550,000
Affiliated Entity [Member] | MedVend Holdings LLC [Member] | Funded at the Closing of the Purchase Agreement Amendment [Member]
Commitments And Contingencies [Line Items]
Equity Method Investment, Ownership Percentage																				50.00%
Chief Financial Officer [Member]
Commitments And Contingencies [Line Items]
Other Commitments, Description												Pursuant to the Employment Agreement, the Company agreed to engage Mr. Mitchell, and Mr. Mitchell agreed to serve as the Company's Chief Financial Officer, for a two-year term, which term will automatically be extended for successive additional one-year terms, unless either party provides written notice to the other 90 days prior to the expiration of the initial term or any successive term, that the Employment Agreement will not be renewed.
Employment Agreement, Term												2 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award												Mitchell will also be entitled to an award of restricted stock units, to be issued within 90 days of the effective date of the Employment Agreement, under the Company's Equity Incentive Plan, in the amount of 7,500 shares of common stock each calendar quarter Mr. Mitchell serves as Chief Financial Officer of the Company.
Chief Financial Officer [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Employee Agreement, Description												Termination by the Company within 365 days of a Change of Control (as defined in the Employment Agreement) in the absence of Cause will conclusively be deemed a termination by the Company without Cause.
Vice President [Member] | Restricted Stock Units (RSUs) [Member]
Commitments And Contingencies [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares)			19,452
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in Shares)			100,000
Amount Paid Upon Execution of the Contract [Member] | MedVend Holdings LLC [Member]
Commitments And Contingencies [Line Items]
Payments to Acquire Trading Securities Held-for-investment													300,000
Amount Disbursed as an Additional Investment [Member] | MedVend Holdings LLC [Member]
Commitments And Contingencies [Line Items]
Payments to Acquire Trading Securities Held-for-investment													300,000
Convertible Debt [Member]
Commitments And Contingencies [Line Items]
Debt Instrument, Payment Terms			Due to the restatement discussed above, the registration statement has been delayed. As a result of the withdraw of the Form S-1, in January 2015 the Company agreed with the lenders to adjust the conversion rate for the amortization payments and reduced the volume weighted average price for 20 days prior to the issuance to 51%. See Note 20 Subsequent Events for purchase agreement modifications finalized in January 2015.
Office Lease, West Hollywood, California [Member]
Commitments And Contingencies [Line Items]
Operating Lease, Rent Increase, Percent														3.00%
Operating Leases, Rent Expense														14,828
Lease Expiration Date															Jun. 30, 2017
Operating Leases, Rent Expense, Minimum Rentals															14,397
Virtual offices/meeting spaces in Seattle and Illinois [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Minimum Rentals			705
Description of Lessee Leasing Arrangements, Operating Leases			month to month basis
Agreement One [Member] | Land and Building [Member]
Commitments And Contingencies [Line Items]
Escrow Deposits Related to Property Sales			930,000
Payments to Acquire Real Estate			26,830,000
Agreement One [Member] | Forfeiture Of Earnest Money On Potential Purchase Of Real Estate [Member] | Land and Building [Member]
Commitments And Contingencies [Line Items]
Real Estate, Purchase Price			3,195,000
Number of Real Estate Purchase Agreements			3
Earnest Money Forfeited			140,000
Monthly Advisory and Consulting Service Fee [Member]
Commitments And Contingencies [Line Items]
Other Commitments, Description																The monthly consulting fee was reduced to $12,500 per month if Mr. Mehdizadeh is engaged in trading any of the Company's securities at any time within the preceding 30 day period.
Consulting agreement																12,375
Other Commitment																	10,000
Hourly Advisory And Consulting Service Fee [Member]
Commitments And Contingencies [Line Items]
Other Commitment																	200
Advisory And Consulting Services [Member] | Restricted Stock Units (RSUs) [Member]
Commitments And Contingencies [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares)																	100,000
Annual Salary [Member] | Chief Financial Officer [Member]
Commitments And Contingencies [Line Items]
Other Commitment												190,000
Living Expenses [Member] | Chief Financial Officer [Member]
Commitments And Contingencies [Line Items]
Other Commitment												2,500
Annual Bonus [Member] | Chief Financial Officer [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Percentage of bonus on base salary												35.00%
Annual Cash Bonus [Member] | Chief Financial Officer [Member]
Commitments And Contingencies [Line Items]
Percentage of bonus in cash												50.00%
Office Facilities Lease, West Hills, California [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Minimum Rentals			1,300
Office Facilities Lease, Scottsdale, Arizona [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Minimum Rentals			1,420
Agreement Two [Member] | Land and Building [Member]
Commitments And Contingencies [Line Items]
Escrow Deposits Related to Property Sales			685,000
Payments to Acquire Real Estate			21,515,000
Earnest Money Forfeited			235,757
Proceeds from Other Deposits			419,167
Agreement Two [Member] | Land and Building [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Proceeds from Other Deposits																		$ 30,076